UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Joseph A. Hanczor     Stamford, CT     February 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $211,460 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999  039483201     2486    57000 SH       SOLE                    57000        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    24858  1125301 SH       SOLE                  1125301        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    23125   970399 SH       SOLE                   970399        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    12578   505937 SH       SOLE                   505937        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     3212   157985 SH       SOLE                   157985        0        0
BLACKROCK CREDIT ALL IN TR I   COM SHS          09249V103     1873   182400 SH       SOLE                   182400        0        0
BLACKROCK CREDIT ALL INC TR    COM              09255J101      214    25500 SH       SOLE                    25500        0        0
BLACKROCK CREDIT ALL INC TR    COM              09255H105    24447  2606300 SH       SOLE                  2606300        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    41512  2971500 SH       SOLE                  2971500        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108     1590   109500 SH       SOLE                   109500        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    29883  1980330 SH       SOLE                  1980330        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    34008  1589900 SH       SOLE                  1589900        0        0
NATIONAL BK GREECE S A         ADR PRF SER A    633643507    11120   517200 SH       SOLE                   517200        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      554    54563 SH       SOLE                    54563        0        0